Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Total long lived assets | Geographic Risk | All Other Countries
Entity Wide Revenue Major Customer [Line Items]
Concentration risk	10.00%	10.00%